TIAA 730 Third Avenue New York, NY 10017 Tel: 914.815.2026 judy.bartlett@tiaa.org TIAA.org

January 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA Separate Account VA-5
Teachers Insurance and Annuity Association of America
Lifetime Variable Select
Form N-4 Registration Statement (File Nos. 333-292534 and 811-08963)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (SAI) supplements dated January 2, 2026, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the above-referenced initial Registration Statement on Form N-4; and (ii) the text of the above-referenced initial Registration Statement was filed electronically via EDGAR on January 2, 2026.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Judy Bartlett

 Judy Bartlett